S000005567 [Member] Expense Example, No Redemption - Nuveen Small Cap Growth Opportunities Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 690
Expense Example, No Redemption, 3 Years	952
Expense Example, No Redemption, 5 Years	1,238
Expense Example, No Redemption, 10 Years	2,050
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,280
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	494
Expense Example, No Redemption, 10 Years	$ 1,117